Shareholders' equity - Summary of Share Capital and Share Premium (Detail) - shares shares in Thousands		12 Months Ended
	Jan. 28, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
On issue at January 1,		71,415	70,603	69,919
Issue/conversion of shares	34,808	293	812	684
On issue at December 31,	16,250	71,708	71,415	70,603